SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary Assets And Liabilities Measured At Fair Value	Description QuotedPrices inActiveMarkets forIdentical Assets(Level 1) SignificantOtherObservableInputs(Level 2) Significant UnobservableInputs(Level 3) Total Gains (Losses) Financial liabilities: Derivative liability- Series C Preferred Stock $ $ $7,592,744 $(89,523,091) $- $- $7,592,744 $(89,523,091) Description QuotedPrices inActiveMarkets forIdentical Assets(Level 1) SignificantOtherObservableInputs(Level 2) Significant UnobservableInputs (Level 3) Total Gains (Losses) Financial liabilities: Derivative liability - Series C preferred Stock $ $ $93,108,568 $(152,831,568) $- $- $93,108,568 $(152,831,568)